Asset retirement obligations	12 Months Ended
Dec. 31, 2021
Asset retirement obligations
Asset retirement obligations

Note 9 – Asset Retirement Obligations

Asset retirement obligations represent the present value of the estimated costs to remove the commercial charging stations and restore the sites to the condition prior to installation. The Company reviews estimates of removal costs on an ongoing basis. Accretion expense was $1.6 million, $1.1 million and a de minimis amount for the year ended December 31, 2021, the period from January 16, 2020 through December 31, 2020 and the period from January 1, 2020 through January 15, 2020, respectively.

Asset retirement obligation activity for the years ended December 31, 2021 and 2020 was as follows:

(in thousands)	December 31,	December 31,
	2021	2020
Beginning balance	$8,802	$9,108
Acquisition fair value adjustment	—	(2,296)
Liabilities incurred	2,456	902
Recargo acquisition	32	—
Accretion expense	1,602	1,169
Change in estimate	181	—
Liabilities settled	(240)	(81)
Ending balance	$12,833	$8,802